Income Taxes - Components of Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Provision for income taxes:
Current			$ 1,761	$ (452)	$ 5,382
Deferred	(525)	(2,969)	(4,408)	(3,468)	(1,974)
Income tax (benefit) expense	$ (1,460)	$ (3,347)	$ (2,647)	$ (3,920)	$ 3,408